Segment Information (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	12 Months Ended
Mar. 31, 2024
Summary Of Segment Reporting Information By Segment
Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Segment revenues

Motion Picture	$1,656.3	$1,323.7	$1,185.3
Television Production	1,330.1	1,760.1	1,531.0

Total revenue	$2,986.4	$3,083.8	$2,716.3

Gross contribution
Motion Picture	$433.3	$386.3	$356.0
Television Production	204.7	185.3	124.1

Total gross contribution	638.0	571.6	480.1
Segment general and administration
Motion Picture	113.9	109.8	93.1
Television Production	57.9	51.9	40.2

Total segment general and administration	171.8	161.7	133.3
Segment profit
Motion Picture	319.4	276.5	262.9
Television Production	146.8	133.4	83.9

Total segment profit	$466.2	$409.9	$346.8

Summary Of Reconciliation Of Total Segment Profit To The Company's Income (loss)
The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Company’s total segment profit	$466.2	$409.9	$346.8
Corporate general and administrative expenses (1)	(110.6)	(100.9)	(80.0)
Adjusted depreciation and amortization (2)	(10.5)	(12.2)	(12.4)
Restructuring and other	(132.9)	(27.2)	(6.3)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (3)	0.9	8.9	5.2
Content charges (4)	(1.5)	(8.1)	—
Charges related to Russia’s invasion of Ukraine (5)	—	—	(5.9)
Adjusted share-based compensation expense (6)	(54.8)	(69.2)	(70.2)
Purchase accounting and related adjustments (7)	(17.1)	(61.6)	(65.3)

Operating income	139.7	139.6	111.9
Interest expense	(222.5)	(162.6)	(115.0)
Interest and other income	19.2	6.4	28.0
Other expense	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(1.3)	(1.3)	(3.4)
Gain on investments, net	3.5	44.0	1.3
Equity interests income (loss)	8.7	0.5	(3.0)

Income (loss) before income taxes	$(72.7)	$5.4	$11.2

Summary Of Adjusted Depreciation And Amortization Reporting Segment

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Depreciation and amortization	$15.6	$17.9	$18.1
Less: Amount included in purchase accounting and related adjustments	(5.1)	(5.7)	(5.7)

Adjusted depreciation and amortization	$10.5	$12.2	$12.4

Summary Of Reconciles Total Share Based Compensation Expense
(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Total share-based compensation expense (i)	$62.5	$73.4	$70.2
Less:
Amount included in restructuring and other (ii)	(7.7)	(4.2)	—

Adjusted share-based compensation	$54.8	$69.2	$70.2

Summary Of Purchase Accounting And Related Adjustments

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:

Direct operating	$—	$0.7	$0.4
General and administrative expense (i)	12.0	55.2	59.2
Depreciation and amortization	5.1	5.7	5.7

	$17.1	$61.6	$65.3

Summary Of Noncontrolling Equity Interest In The Distributable Earnings

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Amortization of recoupable portion of the purchase price	$1.3	$7.7	$7.7
Noncontrolling interest discount amortization	—	13.2	22.7
Noncontrolling equity interest in distributable earnings	10.7	34.3	28.8

	$12.0	$55.2	$59.2

Summary Of General And Administration Of The Company
The following table reconciles segment general and administration to the Company’s total combined general and administration expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
General and administration

Segment general and administrative expenses	$171.8	$161.7	$133.3
Corporate general and administrative expenses	110.6	100.9	80.0
Share-based compensation expense included in general and administrative expense (1)	54.8	69.2	70.2
Purchase accounting and related adjustments	12.0	55.2	59.2

	$349.2	$387.0	$342.7

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $15.0 million in fiscal year 2024 (2023- $26.7 million, 2022 - $19.6 million).

Summary Of Reconciliation Of Total Segments Assets To The Company
The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Assets

Motion Picture	$1,851.4	$1,759.4
Television Production	2,347.8	1,949.1
Other unallocated assets (1)	903.8	704.2

	$5,103.0	$4,412.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

Summary Of Acquisition Of Investment In Films And Television Programs
The following table sets forth acquisition of investment in films and television programs, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Acquisition of investment in films and television programs

Motion Picture	$418.1	$484.5	$463.1
Television Production	702.4	1,083.9	1,287.0

	$1,120.5	$1,568.4	$1,750.1

Summary Of Capital Expenditures
The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Capital expenditures

Motion Picture	$—	$—	$—
Television Production	0.3	0.3	0.4
Corporate (1)	9.6	6.2	5.7

	$9.9	$6.5	$6.1

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.

Summary Of Revenue From External Customers By Geographic Areas
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue
Canada	$70.4	$64.0	$56.7
United States	2,262.3	2,348.8	2,084.0
Other foreign	653.7	671.0	575.6

	$2,986.4	$3,083.8	$2,716.3

Summary Of Long-lived Assets By Geographic Areas
Long-lived assets by geographic location are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Long-lived assets (1)
United States	$2,047.6	$1,736.5
Other foreign	263.0	190.8

	$2,310.6	$1,927.3

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.